Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2019
Earnings Per Share [Abstract]
Schedule of net loss per share
	Three months ended March 31,
	2019	2018
Options to purchase common shares	27,750,000	14,000,000
Warrants to purchase common shares	200,000	—
Convertible preferred stock	44,632	41,798
Total potentially dilutive securities	27,994,632	14,041,798